Business Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 25, 2011 BTL System, Inc	Dec. 31, 2011 BTL System, Inc
Business Acquisition [Line Items]
Aggregate purchase price of business acquisition			$ 700
Goodwill	35,474	35,472	160
Software			480
Weighted Average Useful Life of Software			4 years
Net sales				0
Net loss				$ 135